Cover	Jul. 11, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 11, 2023
Entity Registrant Name	OWLET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39516
Entity Tax Identification Number	85-1615012
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	844
Local Phone Number	334-5330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001816708
Amendment Flag	false
Entity Address, Address Line One	3300 North Ashton Boulevard
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	OWLT
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	OWLT WS
Security Exchange Name	NYSE